Offerings - Offering: 1	Jul. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	193.91
Maximum Aggregate Offering Price	$ 581,730,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 80,336.91
Offering Note	Represents 3,000,000 shares of Common Stock reserved for issuance under the Waste Management, Inc. Employee Stock Purchase Plan, as amended and restated May 12, 2026 (the "ESPP"). Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act of 1933, as amended (the "Securities Act") solely for the purpose of calculating the registration fee, on the basis of the average of the high and low sales prices of the Common Stock as reported on the NYSE on July 30, 2026, multiplied by 85%, which is the percentage of the trading price per share applicable to purchasers under the ESPP. Pursuant to Rule 416(a) under the Securities Act, this Registration Statement on Form S-8 shall also cover such indeterminate number of additional shares of Common Stock that become issuable under the ESPP by reason of any stock dividend, stock split, recapitalization or other similar transaction pursuant to the adjustment or antidilution provisions thereof.